Shareholders' Equity - Schedule of Outstanding Warrants to Shareholders (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Outstanding Warrants to Shareholders [Line Items]
Outstanding and exercisable warrants | shares	1,253,100
Weighted average exercise price of outstanding warrants | $ / shares	$ 2.78
Weighted average Remaining contractual life (years)	1 year 2 months 23 days
3.30 [Member]
Schedule of Outstanding Warrants to Shareholders [Line Items]
Outstanding and exercisable warrants | shares	300,000
Weighted average exercise price of outstanding warrants | $ / shares	$ 3.3
Weighted average Remaining contractual life (years)	10 months 17 days
Grant Date	May 16, 2019
Last Date to Exercise	Nov. 16, 2025
2.75 [Member]
Schedule of Outstanding Warrants to Shareholders [Line Items]
Outstanding and exercisable warrants | shares	720,000
Weighted average exercise price of outstanding warrants | $ / shares	$ 2.75
Weighted average Remaining contractual life (years)	1 year 3 days
Grant Date	Apr. 01, 2021
Last Date to Exercise	May 01, 2026
2.20 [Member]
Schedule of Outstanding Warrants to Shareholders [Line Items]
Outstanding and exercisable warrants | shares	233,100
Weighted average exercise price of outstanding warrants | $ / shares	$ 2.2
Weighted average Remaining contractual life (years)	2 years 3 months 29 days
Grant Date	Mar. 05, 2022
Last Date to Exercise	Feb. 05, 2027